Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED EQUITY FUNDS
Prospectus Date	rr_ProspectusDate	Dec. 31, 2016
Document Creation Date	dei_DocumentCreationDate	Sep. 01, 2017